Debt - Summary of Long Term Debt Maturities (Detail) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 339,713,449	$ 20,109	$ 408,565,066
2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,573,986
2026 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	29,974,291
2027 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,095,366
2028 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	40,787,112
2029 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	16,893,500
2030 and thereafter [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 223,389,194